Deposits	6 Months Ended
Apr. 30, 2022
Deposits
Deposits
NOTE 11:

DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at April 30, 2022, was $338 billion (October 31, 2021 – $283 billion).
Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			April 30 2022	October 31 2021
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$23,987	$581,128	$53,337	$307,932	$350,520	$–	$658,452	$633,498
Banks	11,891	293	13,878	24,382	194	1,486	26,062	20,917
Business and government 2	139,832	208,249	151,143	345,574	151,797	1,853	499,224	470,710
	175,710	789,670	218,358	677,888	502,511	3,339	1,183,738	1,125,125
Trading	–	–	19,553	12,215	1,903	5,435	19,553	22,891
Designated at fair value through profit or loss 3	–	–	128,667	43,384	49,682	35,601	128,667	113,905
Total	$175,710	$789,670	$366,578	$733,487	$554,096	$44,375	$1,331,958	$1,261,921
Non-interest-bearing deposits included above
In domestic offices							$76,231	$72,705
In foreign offices							88,936	82,756
Interest-bearing deposits included above
In domestic offices							657,256	626,562
In foreign offices							509,525	479,890
U.S. federal funds deposited							10	8
Total 2,4							$1,331,958	$1,261,921

1
Includes $64.5 billion (October 31, 2021 – $43.1 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $28.1 billion relating to covered bondholders (October 31, 2021 – $25.1 billion) and nil (October 31, 2021 – $0.5 billion) due to TD Capital Trust lV.
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $232 million (October 31, 2021 – $83 million) of loan commitments, financial guarantees, and other liabilities designated at FVTPL.

4	Includes deposits of $762 billion (October 31, 2021 – $719 billion) denominated in U.S. dollars and $63 billion (October 31, 2021 – $44 billion) denominated in other foreign currencies.
Redemption of TD Capital Trust IV Notes – Series 2
On November 1, 2021, TD Capital Trust IV redeemed all of the outstanding $450 million TD Capital Trust IV Notes – Series 2.
The proceeds from the issuance of TD Capital Trust IV Notes – Series 2 were invested in Bank deposit notes which were redeemed on November 1, 2021. On December 8, 2021, TD Capital Trust IV was dissolved.